Schedule of Issuances of Preferred Shares (Details) - Dec. 31, 2022 - Preferred Stock [Member] $ / shares in Units, shares in Thousands, $ in Thousands		USD ($) $ / shares shares	¥ / shares
Class of Stock [Line Items]
Shares Authorized | shares	[1]	35,190,468
Shares Issued and Outstanding | shares		35,190,468
Redemption Value | $		$ 233,102
Liquidation Value | $		$ 251,592
Series Pre A [Member]
Class of Stock [Line Items]
Shares Authorized | shares	[1]	4,429,111
Shares Issued and Outstanding | shares		4,429,111
Issues Price Per Share | ¥ / shares			¥ 5.45
Redemption Value | $		$ 19,752
Liquidation Value | $		$ 19,965
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares Authorized | shares	[1]	9,181,406
Shares Issued and Outstanding | shares		9,181,406
Issues Price Per Share | ¥ / shares			5.45
Redemption Value | $		$ 40,853
Liquidation Value | $		$ 40,886
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares Authorized | shares	[1]	8,033,732
Shares Issued and Outstanding | shares		8,033,732
Issues Price Per Share | ¥ / shares			¥ 21.78
Redemption Value | $		$ 49,709
Liquidation Value | $		$ 52,721
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Shares Authorized | shares	[1]	1,955,000
Shares Issued and Outstanding | shares		1,955,000
Issues Price Per Share | $ / shares		$ 8.58
Redemption Value | $		$ 17,616
Liquidation Value | $		$ 19,916
Series D One [Member]
Class of Stock [Line Items]
Shares Authorized | shares	[1]	399,496
Shares Issued and Outstanding | shares		399,496
Issues Price Per Share | $ / shares		$ 8.85
Redemption Value | $		$ 3,653
Liquidation Value | $		$ 4,071
Series D Two [Member]
Class of Stock [Line Items]
Shares Authorized | shares	[1]	765,057
Shares Issued and Outstanding | shares		765,057
Issues Price Per Share | $ / shares		$ 8.85
Redemption Value | $		$ 6,996
Liquidation Value | $		$ 7,795
Series D Three [Member]
Class of Stock [Line Items]
Shares Authorized | shares	[1]	10,426,666
Shares Issued and Outstanding | shares		10,426,666
Issues Price Per Share | $ / shares		$ 8.85
Redemption Value | $		$ 94,523
Liquidation Value | $		$ 106,238

[1]	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).